Non-Wholly Owned Subsidiaries (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020		Dec. 31, 2019
Disclosure of subsidiaries [line items]
Current assets	$ 414,842	$ 632,991	[1]	$ 563,004	[1]
Non-current assets	3,469,882	3,752,640	[1]	3,925,234	[1]
Current liabilities	691,250	863,485	[1]	668,859	[1]
Revenues	1,151,260	1,182,110		1,252,938
Net income (loss)	(136,450)	(346,163)		(159,067)
Other comprehensive income (loss)	(1,260)	(339)		(2,951)
Distributions paid to non-controlling interests	(10,605)	(4,750)		(3,636)
Subsidiaries
Disclosure of subsidiaries [line items]
Current assets	7,967	38,902
Non-current assets	40,284	48,960
Current liabilities	6,568	44,109
Revenues	22,410	47,050		55,655
Net income (loss)	(10,830)	(12,759)		(15,106)
Other comprehensive income (loss)	$ (10,830)	$ (12,759)		$ (15,106)

[1]	See Note 2i for further details.